Equity (Details) - USD ($)																		1 Months Ended								3 Months Ended						6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	May 12, 2026	May 06, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 12, 2025	Jul. 31, 2025	Jul. 14, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 13, 2024	Nov. 18, 2024	Oct. 28, 2024	Jun. 30, 2024	Jun. 05, 2024	Mar. 07, 2024	Jul. 06, 2023	May 23, 2023	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 26, 2026	Jun. 05, 2025	Jun. 04, 2025	May 29, 2025	Mar. 26, 2025	Feb. 26, 2025	Jan. 09, 2025	Jan. 06, 2025	Dec. 15, 2024	Oct. 09, 2023
Equity [Line Items]
Common stock, shares authorized																		100,000,000					100,000,000			100,000,000						100,000,000		100,000,000			100,000,000	100,000,000
Preferred stock, shares authorized																		10,000,000					10,000,000			10,000,000						10,000,000		10,000,000			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)																		$ 0.0001					$ 0.0001			$ 0.0001						$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, stated value (in Dollars)
Percentage of common stock issued and outstanding																																					50.00%
Conversion price per share (in Dollars per share)																													$ 1			$ 1					$ 1	$ 11.25
Equity method investment (in Dollars)																							$ 10,636,544															$ 10,636,544
Deemed contribution (in Dollars)																																	$ 162,473				$ 162,473
Redemption, net of payables due to lab services (in Dollars)									$ 632,916																					$ 632,916
Total redemption (in Dollars)																														$ 13,377,916
Gross proceeds (in Dollars)							$ 450,500											$ 254		$ 254
Offering expenses (in Dollars)							$ 25,000
Number of exchange shares																	5,000																				100,000
Share issued																		13,680,790								13,680,790						13,680,790		13,677,323			13,677,323
Net proceeds (in Dollars)																																						$ 2,857,852
Purchase common stock							121,200
Purchase of warrants							832,576							80,000									72,000															72,000										2,917
Stock price per share (in Dollars per share)							$ 2.35						$ 1
Risk-free rate							4.01%																									4.10%	4.29%		4.29%
Volatility rate							91.10%																									121.81%	105.10%		105.10%
Expected life term							5 years																										3 years		3 years
Dividend yield rate							0.00%																									0.00%	0.00%		0.00%	0.00%
Warrants (in Dollars)							$ 354,297											$ 3,154,455								$ 3,154,455						$ 3,154,455
Pre-funded warrants (in Dollars)							25,000																									786,601					475,500
Stock-based compensation expense (in Dollars)																										218,483			4,454			218,483	$ 9,312		$ 1,829,871
Accrued liabilities (in Dollars)																												$ 42,385							42,385
Exercise price (in Dollars per share)														$ 7.5									$ 9.75															$ 9.75										$ 27
Share price (in Dollars per share)			$ 0.51
Aggregate fair value of the options granted (in Dollars)																												6,115							6,115
Professional fees (in Dollars)																										795,577			1,428,611			2,377,528	3,060,826				5,254,207	$ 1,590,268
Fair values of warrants (in Dollars)																										$ (1,652)			(561,176)			$ 1,275,237	(446,816)				(538,213)	(374,365)
Convertible debt issuance costs (in Dollars)																																					54,186
Cancelled, warrants														23,288
Warrants, exercised								87,250			6,278
Common shares													551,474					318,628								318,628						318,628
Percentage of common warrant			9.99%
Percentage of common stok outstanding			4.99%																													4.99%
Percentage of aggregate gross proceeds			1.00%																													1.00%
Percentage of aggregate common shares																																5.00%
Fair value (in Dollars)																		$ 294,001								$ 294,001						$ 294,001
Stock based compensation expense (in Dollars)																																454,430
Accrued liabilities (in Dollars)																		96,600					$ 17,703			96,600						96,600		$ 34,851			34,851	17,703
Prepaid expense (in Dollars)																		22,111								22,111						22,111		$ 33,743			33,743
Unpaid interest (in Dollars)													$ 5,524													177,763			82,755			259,792	164,711				$ 320,282	$ 325,486
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)																		360,638								360,638						360,638
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																													6,115				6,115
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																										248,942			$ (28,085)			248,942	(18,926)
Roth Capital Partners, LLC [Member]
Equity [Line Items]
Sale of stock																									281,843
Aggregate offering price amount (in Dollars)																									$ 3,500,000
Average price (in Dollars per share)																									$ 10.14
Net proceeds (in Dollars)																									$ 2,544,311
Offering costs (in Dollars)																									$ 313,541
Wenzhao Lu [Member]
Equity [Line Items]
Number of exchange shares		2,074,689
Pre-funded warrants [Member]
Equity [Line Items]
Gross proceeds (in Dollars)							18,628																									763,614
Additional paid-in capital (in Dollars)							$ 6,372											$ 22,987								$ 22,987						$ 22,987
Share price (in Dollars per share)			$ 0.5099															$ 0.0001								$ 0.0001						$ 0.0001
cccshares			5,882,353
Purchase of aggregate shares (in Dollars)			$ 6,372,550
Gross proceeds (in Dollars)			$ 3,249,412
Percentage of common warrant																																9.99%
First Warrant [Member]
Equity [Line Items]
Purchase of warrants														66,667
Exercise price (in Dollars per share)														$ 9.75										$ 30
Warrant to purchase														66,667										8,750
Second Warrant [Member]
Equity [Line Items]
Purchase of warrants														80,000																										621,353
Exercise price (in Dollars per share)														$ 7.5										$ 19.5
Warrant to purchase														80,000										8,077
Warrants Issued in March 2024 [Member]
Equity [Line Items]
Risk-free rate															4.07%
Expected life term															5 years
Dividend yield rate															0.00%
Exercise price (in Dollars per share)															$ 30
Fair values of warrants (in Dollars)															$ 9,450
Stock price (in Dollars per share)															$ 6
Volatility rate															85.24%
Warrants Issued in June 2024 [Member]
Equity [Line Items]
Purchase of warrants														5,333
Risk-free rate														4.31%
Volatility rate														85.72%
Expected life term														5 years
Dividend yield rate														0.00%
Exercise price (in Dollars per share)									$ 7.5					$ 9.75																$ 7.5
Fair values of warrants (in Dollars)									$ 80,000					$ 72,000
Stock price (in Dollars per share)														$ 10.39
Convertible debt issuance costs (in Dollars)														$ 39,221
Series A-2 warrants [Member]
Equity [Line Items]
Stock price per share (in Dollars per share)																		$ 1.09								$ 1.09						$ 1.09
Risk-free rate																																3.42%
Volatility rate																																147.59%
Expected life term																																1 year 6 months
Dividend yield rate																																0.00%
Common shares			6,372,550
Warrant term			5 years															5 years								5 years						5 years
Fair value (in Dollars)																		$ 5,328,870								$ 5,328,870						$ 5,328,870
Warrant [Member]
Equity [Line Items]
Purchase of warrants																							4,060															4,060										12,834
Exercise price (in Dollars per share)																		$ 0.51								$ 0.51						$ 0.51																$ 37.5
Fair values of warrants (in Dollars)																$ 3,000	$ 9,000																					$ 2,880
Series A-1 warrants [Member]
Equity [Line Items]
Stock price per share (in Dollars per share)																		1.09								1.09						$ 1.09
Risk-free rate																																3.57%
Volatility rate																																108.52%
Expected life term																																5 years
Dividend yield rate																																0.00%
Share price (in Dollars per share)			$ 0.6375															$ 0.6375								$ 0.6375						$ 0.6375
Fair value (in Dollars)																		$ 6,009,845								$ 6,009,845						$ 6,009,845
Placement Agent Warrants [Member]
Equity [Line Items]
Stock price per share (in Dollars per share)																		$ 1.09								$ 1.09						$ 1.09
Risk-free rate																																3.57%
Volatility rate																																108.52%
Expected life term																																5 years
Dividend yield rate																																0.00%
Pre-funded Warrants Issued [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 0.5099
Pre-funded warrants to purchase				354,300																		354,300
Common shares			490,197
cccshares			5,882,353
Purchase of aggregate shares (in Dollars)			$ 6,372,550
Percentage of common warrant			9.99%
Common Shares Issued for Pre-funded Warrant Cash Exercise [Member]
Equity [Line Items]
Share issued																		2,541,353		2,541,353						2,541,353						2,541,353
Pre-funded warrants to purchase																		2,541,353		2,541,353						2,541,353						2,541,353
Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage																																												40.00%
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																		10,000,000								10,000,000						10,000,000
Common Stock [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding																																					(50.00%)
Consideration issuable shares																																					1
Number of exchange shares												206,033																										145,153
Share issued				1,268,672				429,181			42,381											1,268,672
Fair market values (in Dollars)																																			1,880,786
Share price (in Dollars per share)																																									$ 3.53
Pre-funded warrants to purchase			1,733,571
Warrants, exercised																											1,268,672		242,304	186,877							429,181	42,381
Common shares																		655,000								655,000						655,000							0.51
Percentage of aggregate common shares			5.00%
Prepaid expense (in Dollars)																		$ 32,445								$ 32,445						$ 32,445
Common Stock [Member] | First Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																$ 67.5
Common Stock [Member] | Series A-1 warrants [Member]
Equity [Line Items]
Common shares			318,628
Common Stock [Member] | Pre-funded Warrants Issued [Member]
Equity [Line Items]
Share issued				354,257																		354,257
Share price (in Dollars per share)			$ 0.0001
Common shares			6,372,550
Pre-funded warrants [Member]
Equity [Line Items]
Purchase of warrants							354,300
Stock Options [Member]
Equity [Line Items]
Stock-based compensation expense (in Dollars)																												470,350			$ 60,000				(51,159)	$ 14,829
Aggregate intrinsic value of both stock options outstanding a (in Dollars)																																10,000			0
Compensation and related benefits (in Dollars)																																			19,878	$ 31,281
Professional fees (in Dollars)																																			28,238
Aggregate intrinsic value (in Dollars)																		$ 15,000								15,000						$ 15,000
Securities Purchase Agreement [Member]
Equity [Line Items]
Conversion percentage																																80.00%
Number of exchange shares																																100,000
Common stock shares issued (in Dollars)							$ 475,500
Purchase of warrants							354,300
Convertible debt issuance costs (in Dollars)																										$ 9,200						$ 177,659
Warrant [Member]
Equity [Line Items]
cashless exercised			1,733,571
Private Placement [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 0.51
Common shares			490,197
Percentage of aggregate gross proceeds			7.00%																													7.00%
Private Placement [Member] | Common Stock [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 0.51
Common shares			490,197
Common Shares Issued for Accrued Bridge Loan Payable Commitment Fee [Member]
Equity [Line Items]
Number of exchange shares																																100,000
Common stock shares issued (in Dollars)																																$ 138,000
Accrued commitment fee (in Dollars)																																138,000
Common Shares Issued upon Waiver to Enter into Note Agreement [Member]
Equity [Line Items]
Common stock shares issued (in Dollars)																																$ 58,200
Share issued																		200,000								200,000						200,000
RPM [Member]
Equity [Line Items]
Percentage of own in excess					100.00%
Stock Options [Member]
Equity [Line Items]
Professional fees (in Dollars)																										$ 30,459			$ 32,539			$ 30,459
Convertible Debt Note [Member]
Equity [Line Items]
Conversion price																																					10.00%
July 2025 Convertible Note [Member]
Equity [Line Items]
Share issued						10,000
Fair market values (in Dollars)				$ 545,950		$ 26,800
Unpaid interest (in Dollars)																										0			82,755			23,192	164,711
July 2025 Convertible Note [Member] | Second Warrant [Member]
Equity [Line Items]
Fair values of warrants (in Dollars)																										621,353			$ 621,353			621,353	621,353
June 2024 Convertible Note [Member]
Equity [Line Items]
Number of exchange shares														26,800
Purchase of warrants														146,667
Exercise price (in Dollars per share)																																								$ 7.5
Converted principal amount (in Dollars)																							$ 288,223
Unpaid interest (in Dollars)																																					$ 320,282	$ 325,486
June 2024 Convertible Note [Member] | Warrant [Member]
Equity [Line Items]
Number of exchange shares														26,800
Purchase of warrants									80,000					146,667																80,000				72,000			72,000			80,000
Exercise price (in Dollars per share)																																		$ 9.75			$ 9.75
June 2024 Convertible Note [Member] | Conversion Share [Member]
Equity [Line Items]
Converted principal amount (in Dollars)																																					$ 2,010,827
Unpaid interest (in Dollars)																																					$ 233,795
Preferred stock converted																																					2,244,622
Share price (in Dollars per share)																																		1			$ 1
Related Party [Member]
Equity [Line Items]
Unpaid interest (in Dollars)																																						$ 42,445
Related Party [Member] | Finder’s fee [Member]
Equity [Line Items]
Exercise price (in Dollars per share)														$ 9.75	$ 30
Warrant to purchase														5,333	700
Mast Hill [Member]
Equity [Line Items]
Purchase of warrants																							9,000															9,000
Exercise price (in Dollars per share)																																		$ 9.75			$ 9.75
Pre-funded warrants to purchase																																		5,333			5,333
Fair values of warrants (in Dollars)																																					$ 1,854	$ 3,714
Mast Hill [Member] | Second Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																																		$ 7.5			$ 7.5
Pre-funded warrants to purchase																																		80,000			80,000
Fair values of warrants (in Dollars)																																					$ 32,175
Mast Hill [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Purchase of warrants															8,750
Exercise price (in Dollars per share)															$ 30
Convertible note payable (in Dollars)															$ 20,374
Mast Hill [Member] | Warrants Issued in June 2024 [Member]
Equity [Line Items]
Purchase of warrants														66,667
Exercise price (in Dollars per share)														$ 9.75
Convertible note payable (in Dollars)														$ 418,194
Mast Hill [Member] | Warrant [Member]
Equity [Line Items]
Purchase of warrants								66,667	8,333					72,000	9,450		9,000						9,450							8,333								9,450					3,500					7,560
Exercise price (in Dollars per share)														$ 9.75	$ 30		$ 67.5																															$ 37.5
Pre-funded warrants to purchase														80,000	9,450		9,000																															7,560
Fair values of warrants (in Dollars)																																						$ 8,191
Mast Hill [Member] | June 2024 Convertible Note [Member]
Equity [Line Items]
Purchase of warrants																																		72,000			72,000
Exercise price (in Dollars per share)																																															$ 0.01
Converted principal amount (in Dollars)																						$ 545,950												$ 2,010,827
Third Party [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Purchase of warrants															700
Exercise price (in Dollars per share)															$ 30
Convertible note payable (in Dollars)															$ 1,679
Third Party [Member] | Warrants Issued in June 2024 [Member]
Equity [Line Items]
Exercise price (in Dollars per share)														$ 9.75
Third Party [Member] | Warrant [Member]
Equity [Line Items]
Pre-funded warrants to purchase														152,000
Warrants Exercised [Member] | Stock Options [Member]
Equity [Line Items]
Aggregate intrinsic value (in Dollars)																		$ 19,000								19,000		$ 0				19,000			$ 0
Convertible Debt [Member]
Equity [Line Items]
Number of exchange shares																																						33,800
Common stock shares issued (in Dollars)																																$ 583,475						$ 320,546
Previously Reported [Member]
Equity [Line Items]
Share issued																							1,445,979											4,857,476			4,857,476	1,445,979
Prepaid expense (in Dollars)																							$ 59,664											$ 33,219			$ 33,219	$ 59,664
Previously Reported [Member] | Stock Options [Member]
Equity [Line Items]
Professional fees (in Dollars)																																	$ 28,238
Minimum [Member]
Equity [Line Items]
Conversion percentage																																					80.00%
Risk-free rate																																				3.47%
Volatility rate																																				83.10%
Expected life term																																1 year 6 months				3 years
Minimum [Member] | Series A-2 warrants [Member]
Equity [Line Items]
Percentage of common warrant			4.99%																													4.99%
Maximum [Member]
Equity [Line Items]
Risk-free rate																																				4.79%
Expected life term																																3 years				5 years
Maximum [Member] | Series A-2 warrants [Member]
Equity [Line Items]
Percentage of common warrant			9.99%																													9.99%
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																							$ 9,000,000															$ 9,000,000							$ 9,000,000
Percentage of common stock issued and outstanding																																					100.00%
Conversion price per share (in Dollars per share)																																		$ 150			$ 150
Conversion percentage																																					90.00%
Preferred stock, shares issued																							9,000											0			0	9,000
Preferred stock, shares outstanding																							9,000											0			0	9,000
Issued shares																																													9,000
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																		15,000			15,000
Preferred stock, par value (in Dollars per share)																																		$ 0.0001			$ 0.0001
Series A Convertible Preferred Stock [Member] | Convertible Debt Note [Member]
Equity [Line Items]
Conversion price																																					10.00%
Series A Convertible Preferred Stock [Member] | Mr. Lu [Member]
Equity [Line Items]
Issued shares					9,000
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																																		$ 1,000			$ 1,000
Series D Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																														5,000
Preferred stock, par value (in Dollars per share)																																														$ 0.0001
Preferred stock, stated value (in Dollars)																																		$ 8,837,527			$ 8,837,527									$ 1,000
Percentage of common stock issued and outstanding																																					100.00%
Conversion price per share (in Dollars per share)																		$ 2.41								$ 2.41		$ 2.41				$ 2.41		$ 2.41	$ 2.41		$ 2.41
Preferred stock, shares issued																		0					0			0						0		5,000			5,000	0							5,000
Preferred stock, shares outstanding																		0					0			0						0		5,000			5,000	0
Issued shares					5,000																																								5,000
Equity method investment (in Dollars)					$ 9,000,000
Deemed contribution (in Dollars)																																			$ 162,473		$ 162,473
Series D Preferred Stock [Member] | Wenzhao Lu [Member]
Equity [Line Items]
Number of cancelled shares		5,000
Series D Preferred Stock [Member] | Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage									40.00%																					40.00%
Series D Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares outstanding																																		5,000			5,000
Percentage of own in excess																																		4.99%			4.99%
Series D Preferred Stock [Member] | Conversion Share [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																																		$ 2.41			$ 2.41
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share)																																		$ 0.0001			$ 0.0001
Preferred stock, stated value (in Dollars)																																		$ 1,000			$ 1,000
Conversion price per share (in Dollars per share)																																		$ 56.7			$ 56.7
Equity method investment (in Dollars)									$ 11,029,221																					$ 11,029,221
cccshares																																		194,004			194,004
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																		15,000			15,000
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																							$ 11,000,000															$ 11,000,000
Percentage of common stock issued and outstanding																																					100.00%
Conversion price per share (in Dollars per share)																																		$ 56.7			$ 56.7
Preferred stock, shares issued																							11,000											0			0	11,000
Preferred stock, shares outstanding																							11,000											0			0	11,000
Conversion price per share (in Dollars per share)																																					$ 56.7
Equity method investment (in Dollars)																																												$ 11,000,000
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)									2,348,695																					$ 2,348,695
Preferred stock converted																														(11,000)							(11,000)
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Equity [Line Items]
Equity method investment (in Dollars)									11,000,000																					$ 11,000,000
Payment of closing the redemption (in Dollars)									$ 1,745,000																					$ 1,745,000
Series B Holder [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding																																					50.00%
Series C Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized										10,000
Preferred stock, par value (in Dollars per share)										$ 0.0001
Preferred stock, stated value (in Dollars)										$ 1,000								$ 2,540,000								$ 2,540,000						$ 2,540,000		$ 3,790,000			$ 3,790,000
Percentage of common stock issued and outstanding																																					100.00%
Conversion price per share (in Dollars per share)																		$ 2.41								$ 2.41						$ 2.41		$ 2.41			$ 2.41
Preferred stock, shares issued																		2,550					3,500			2,550						2,550		3,800			3,800	3,500
Preferred stock, shares outstanding																		2,550					3,500			2,550						2,550		3,800			3,800	3,500
Percentage of stated value of preferred stock																		100.00%								100.00%						100.00%
Series C Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share)										$ 0.0001
Preferred stock, stated value (in Dollars)										$ 1,000
Preferred stock, shares issued																							3,500											3,800			3,800	3,500
Preferred stock, shares outstanding																							3,500											3,800			3,800	3,500
Number of exchange shares										10,000
Preferred stock converted																			527
Series C Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares issued																																		5,000			5,000
Percentage of own in excess																		19.99%								19.99%						19.99%		19.99%			19.99%
Series C Preferred Stock [Member] | Previously Reported [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																							$ 3,500,000											$ 3,790,000			$ 3,790,000	$ 3,500,000
Series C Preferred Stock [Member] | Minimum [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own in excess																																		19.99%			19.99%					19.99%
Series C Preferred Stock [Member] | Maximum [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own in excess																																		4.99%			4.99%					4.99%
Series E Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized					19,500
Preferred stock, stated value (in Dollars)					$ 14,916,753													$ 14,813,253								$ 14,813,253						$ 14,813,253		$ 14,916,753			$ 14,916,753
Conversion price per share (in Dollars per share)																		$ 1.5								$ 1.5						$ 1.5		$ 1.5			$ 1.5
Preferred stock, shares issued					19,500													19,396					0			19,396						19,396		19,500			19,500	0
Preferred stock, shares outstanding																		19,396					0			19,396						19,396		19,500			19,500	0
Series E Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized					19,500
Preferred stock, par value (in Dollars per share)					$ 0.0001
Preferred stock, stated value (in Dollars)					$ 1,000
Conversion price per share (in Dollars per share)					$ 1.5
Preferred stock, shares issued					19,500													19,396								19,396						19,396
Preferred stock, shares outstanding																																		19,500			19,500
Conversion price per share (in Dollars per share)	$ 1.5				$ 1.5
Percentage of share value					100.00%
Percentage of stated value of preferred stock																		100.00%								100.00%						100.00%
Series E Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock converted																			104
Conversion of shares																			69,000
Series E Convertible Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares issued																																		19,500			19,500
Preferred stock, shares outstanding																		19,396								19,396						19,396
Series E Convertible Preferred Stock [Member] | Affiliates [Member]
Equity [Line Items]
Percentage of own in excess					4.99%													4.99%								4.99%						4.99%
Series C Convertible Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)						$ 2.41																	$ 2.41															$ 2.41
Sale of stock						300																																3,500
Preferred stock and received proceeds (in Dollars)																																						$ 3,500,000
Gross proceeds (in Dollars)						$ 290,000
Offering expenses (in Dollars)						$ 10,000
Conversion of shares																					300,000
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																		2,550								2,550						2,550		3,800			3,800
Preferred stock, shares outstanding																		2,550								2,550						2,550		3,800			3,800
Preferred stock converted																					723
Conversion of shares																			218,672
Common Stock [Member]
Equity [Line Items]
Share price (in Dollars per share)																																									$ 3.53
Common Stock [Member] | Pre-funded warrants [Member]
Equity [Line Items]
Gross proceeds (in Dollars)							$ 121,203																									$ 94,957
Pre-funded warrants [Member]
Equity [Line Items]
Purchase of warrants																																															150,000
Exercise price (in Dollars per share)																																															$ 0.01
Warrant [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Exercise price (in Dollars per share)															$ 30
Pre-funded warrants to purchase															9,450
Series D Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																														5,000
Preferred stock, par value (in Dollars per share)																																														$ 0.0001
Preferred stock, stated value (in Dollars)																																														$ 1,000
Preferred stock, shares issued																																		5,000			5,000
Preferred stock, shares outstanding																		0								0						0
Percentage of stated value of preferred stock																		100.00%								100.00%						100.00%
Series D Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																		0								0						0
Preferred stock, shares outstanding																																		5,000			5,000
Series D Convertible Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own in excess																		4.99%								4.99%						4.99%
Series D Convertible Preferred Stock [Member] | Conversion Share [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																		$ 2.41								$ 2.41						$ 2.41